Supplemental Balance Sheet Information - Schedule of Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Balance Sheet Related Disclosures [Abstract]
Balance, beginning of the period	$ 157,000	$ 60,000
Accruals	800,000	108,000
Utilization of provision	(84,000)
Effect of foreign exchange rate		(11,000)
Balance, end of the period	$ 873,000	$ 157,000